Share-based payments (Details)	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 GBP (£) EquityInstruments £ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 GBP (£) EquityInstruments £ / shares	Jun. 30, 2021 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement
Expenses related to equity-settled share-based payment transactions | £		£ 1,753,000		£ 198,000	£ 1,386,000
Expenses related to cash-settled share-based payment transactions | £		£ 1,632,000		£ 828,000	£ 616,000
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement
Shares reserved for issuance | shares	16,000,000	16,000,000
Shares that remain available for issuance | shares	14,679,924	14,679,924
Outstanding in share-based payment arrangement at beginning of year		192,051
Awarded		108,298
Vested		(96,871)
Outstanding in share-based payment arrangement at end of year		203,478		192,051
Fair value of shares awarded (per share) | (per share)	$ 23.85	£ 18.75	$ 10.59	£ 8.72
Class A ordinary shares | Gross award
Disclosure of terms and conditions of share-based payment arrangement
Outstanding in share-based payment arrangement at beginning of year		368,434
Awarded		195,339
Vested		(181,694)
Outstanding in share-based payment arrangement at end of year		382,079		368,434